Document and Entity Information	9 Months Ended
Aug. 31, 2015
Document and Entity Information
Entity Registrant Name	JOE'S JEANS INC.
Entity Central Index Key	0000844143
Document Type	S-4
Document Period End Date	Aug. 31, 2015
Amendment Flag	false
Current Fiscal Year End Date	--11-30
Entity Filer Category	Accelerated Filer